Investments, Loans and Long-Term Receivables - Components of Investments, Loans and Long-term Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Equity investments	$ 30,985		$ 30,055
Loans and advances-related parties	1,675	[1]	2,180	[1]
Long-term receivables	559		922
Other investments	564		604
Long-term Investments and Receivables, Net, Total	$ 33,783		$ 33,761

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.